Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated income statement
Revenue	€ 43,809	€ 44,974
Cost of sales	(30,086)	(30,682)
Gross profit	13,723	14,292
Selling and distribution expenses	(3,522)	(3,814)
Administrative expenses	(5,350)	(5,810)
Net credit losses on financial assets	(664)	(660)
Share of results of equity accounted associates and joint ventures	342	(2,505)
Impairment loss		(1,685)
Other income	568	4,281
Operating profit	5,097	4,099
Non-operating expense		(3)
Investment income	330	248
Financing costs	(1,027)	(3,549)
Profit before taxation	4,400	795
Income tax expense	(3,864)	(1,250)
Profit/(loss) for the financial year	536	(455)
Attributable to:
- Owners of the parent	112	(920)
- Non-controlling interests	424	465
Profit/(loss) for the financial year	€ 536	€ (455)
Profit/(loss) per share
Basic - Total Group (in eurocents per share)	€ 0.38	€ (3.13)
Diluted - Total Group (in eurocents per share)	€ 0.38	€ (3.13)